UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2014 to December 31, 2014

February 6, 2015
Date of Report

Bear, Stearns Funding Inc.1
(Exact name of securitizer as specified in its charter)

025-01046	0001549338
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Bianca A. Russo, (212) 648-0946
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

_______________________________

1 Bear, Stearns Funding Inc. (“BSFI”) is filing this Form ABS-15G in its capacity as sponsor of the following transactions, which are covered by this report (the “Specified Transactions”):

- GE Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2001-1;

- GE Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2001-2;

- GE Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2001-3; and

- GE Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2002-1.

In its capacity as sponsor, BSFI is a securitizer for purposes of Rule 15Ga-1 and this report will contain information with respect to the assets sold by BSFI into the Specified Transactions. The depositors of the Specified Transactions are not affiliated with BSFI and may file separate reports on Form ABS-15G in their capacity as securitizers in connection with the Specified Transactions. This report only contains information relating to the Specified Transactions and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which BSFI may have acted as securitizer.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Bear, Stearns Funding Inc. has indicated by check mark that there is no activity for the annual period.

Explanatory Note:

This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and is available to us without unreasonable effort or expense. We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us. Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities. Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense, because some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 6, 2015	BEAR, STEARNS FUNDING INC. (Securitizer)

	By:	/s/ Joseph Geoghan
Name: Joseph Geoghan Title: Managing Director